100 Summer Street Floor 7 Mail Stop SUM 0703 Boston, MA 02111

May 19, 2017

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Transamerica Multi-Manager Alternative Strategies VP, a series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant on May 3, 2017.

Should you have any questions or comments regarding this filing, please contact the undersigned at (617) 662-3405.

Very truly yours,

/s/ Daniel Bulger

Daniel Bulger

Vice President and Counsel

State Street Bank and Trust Company